Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies

2 Significant Accounting Policies

Principles for consolidated financial statements

The Consolidated Financial Statements include the accounts of the Company together with its consolidated subsidiaries, including NXP B.V. and all entities in which the Company holds a direct or indirect controlling interest, in such a way that the Company would have the power to direct the activities of the entity that most significantly impact the entity’s economic performance and the obligation to absorb the losses or the right to receive benefits of the entity that could be potentially significant to the Company. Investments in companies in which the Company exercises significant influence but does not control, are accounted for using the equity method. The Company’s share of the net income of these companies is included in results relating to equity-accounted investees in the consolidated statements of operations.

All intercompany balances and transactions have been eliminated in the Consolidated Financial Statements. Net income (loss) includes the portion of the earnings of subsidiaries applicable to non-controlling interests. The income (loss) and equity attributable to non-controlling interests are disclosed separately in the consolidated statements of operations and in the consolidated balance sheets under non-controlling interests.

Business combinations are accounted for using the acquisition method. Under the acquisition method, the identifiable assets acquired, liabilities assumed and any non-controlling interest in the acquiree are recognized as at the acquisition date, which is the date on which control is transferred to the Company. Control is the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

For acquisitions on or after January 1, 2010, the Company measures goodwill at the acquisition date as:

•	The fair value of the consideration transferred; plus

•	The recognized amount of any non-controlling interest in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less

•	The net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed

Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date. The contingent consideration is remeasured at fair value and changes in the fair value of the contingent consideration are recognized in the statement of operations.

Fair value measurements

Fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for an identical asset or liability, we develop assumptions based on market observable data and, in the absence of such data, utilize internal information that we consider to be consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Priority is given to observable inputs. These two types of inputs form the basis for the following fair value hierarchy.

•	Level 1: Quoted prices for identical assets or liabilities in active markets.

•	Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and valuations based on models where the inputs are observable or where the significant value drivers are observable.

•	Level 3: Significant inputs to the valuation model are unobservable.

Accounting for capital transactions of a subsidiary or an equity-accounted investee

The Company recognizes dilution gains or losses related to changes in ownership of consolidated entities directly in equity. In the case of loss of control of a subsidiary any dilution gain or loss is recognized in the consolidated statement of operations in the line item other income and expense. Dilution gains and losses related to equity-accounted investees are presented in the line item results relating to equity-accounted investees.

Foreign currencies

The Company uses the U.S. dollar as its reporting currency. The functional currency of the Holding company is the euro. For consolidation purposes, the financial statements of the entities within the Company with a functional currency other than the U.S. dollar, are translated into U.S. dollars. Assets and liabilities are translated using the exchange rates on the applicable balance sheet dates. Income and expense items in the statements of operations, statements of comprehensive income and statements of cash flows are translated at monthly exchange rates in the periods involved.

The effects of translating the financial position and results of operations from functional currencies to reporting currency are recognized in other comprehensive income and presented as a separate component of accumulated other comprehensive income (loss) within stockholder’s equity. However, if the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the translation difference is recorded under non-controlling interests. When the Company’s ownership in a foreign operation is disposed of such that control, significant influence or joint control is lost, the related cumulative translation adjustments are recognized as income or expense as part of the gain or loss on the disposal. However, when the Company disposes only a part of its ownership interest in a foreign subsidiary while retaining control, the relevant proportion of the cumulative translation adjustments is reattributed to non-controlling interests. When the Company disposes of only part of its investment in a foreign equity-accounted investee, while retaining significant influence or joint control, the relevant proportion of the cumulative translation adjustments is recognized as income or expense as part of the gain or loss on the disposal. However, translation results from the Company’s functional currency (euro) into the Company’s reporting currency (U.S. dollar) will not be recycled to the statement of operations as long as there is the assumption that the proceeds from the sale will be reinvested.

The following table sets out the exchange rates for euros into U.S. dollars applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average1)	high	low
2013	1.3765	1.3285	1.2818	1.3765
2012	1.3190	1.2887	1.2238	1.3347
2011	1.2938	1.3908	1.2938	1.4531

(1)	The average rates are the average rates based on monthly quotations.

The functional currency of foreign entities is generally the local currency, unless the primary economic environment requires the use of another currency. When foreign entities conduct their business in economies considered to be highly inflationary, they record transactions in the Company’s reporting currency instead of their local currency. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations, except when the foreign exchange exposure is part of a qualifying cash flow or net investment hedge accounting relationship, in which case the related foreign exchange gains and losses are recognized directly in other comprehensive income to the extent that the hedge is effective and presented as a separate component of accumulated other comprehensive income (loss) within stockholders’ equity. To the extent that the hedge is ineffective, such differences are recognized in the statement of operations. Currency gains and losses on intercompany loans that have the nature of a permanent investment are recognized as translation differences in other comprehensive income and are presented as a separate component of accumulated other comprehensive income (loss) within equity.

Derivative financial instruments including hedge accounting

The Company uses derivative financial instruments in the management of its foreign currency risks and the input costs of gold for a portion of our anticipated purchases within the next 12 months.

The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate, and records these as assets or liabilities in the balance sheet. Changes in the fair values are immediately recognized in the statement of operations unless cash flow hedge accounting is applied.

Changes in the fair value of a derivative that is highly effective and designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The application of cash flow hedge accounting for foreign currency risks is limited to transactions that represent a substantial currency risk that could materially affect the financial position of the Company.

Foreign currency gains or losses arising from the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly in other comprehensive income, to the extent that the hedge is effective, and are presented as a separate component of accumulated other comprehensive income (loss) within stockholders equity.

To the extent that a hedge is ineffective, the ineffective portion of the fair value change is recognized in the consolidated statement of operations. When the hedged net investment is disposed of, the corresponding amount in the accumulated other comprehensive income is transferred to the statement of operations as part of the profit or loss on disposal.

On initial designation of the hedge relationship between the hedging instrument and hedged item, the Company documents this relationship, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 80-125 percent.

When cash flow hedge accounting is discontinued because it is not probable that a forecasted transaction will occur within a period of two months from the originally forecasted transaction date, the Company continues to carry the derivative on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in earnings. In situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheets, and recognizes any changes in its fair value in earnings.

Cash and cash equivalents

Cash and cash equivalents include all cash balances and short-term highly liquid investments with a maturity of three months or less at acquisition that are readily convertible into known amounts of cash. It also includes cash balances that cannot be freely repatriated based on certain country restrictions. Cash and cash equivalents are stated at face value which approximates fair value.

Receivables

Receivables are carried at amortized cost, net of allowances for doubtful accounts and net of rebates and other contingent discounts granted to distributors. When circumstances indicate a specific customer’s ability to meet its financial obligation to us is impaired, we record an allowance against amounts due and value the receivable at the amount reasonably expected to be collected. For all other customers, we evaluate our trade accounts receivable for collectability based on numerous factors including objective evidence about credit-risk concentration, collective debt risk based on average historical losses, and specific circumstances such as serious adverse economic conditions in a specific country or region.

Inventories

Inventories are stated at the lower of cost or market, less advance payments on work in progress. The cost of inventories is determined using the first-in, first-out (FIFO) method. An allowance is made for the estimated losses due to obsolescence. This allowance is determined for groups of products based on purchases in the recent past and/or expected future demand and market conditions. Abnormal amounts of idle facility expense and waste are not capitalized in inventory. The allocation of fixed production overheads to the inventory cost is based on the normal capacity of the production facilities.

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the expected economic life of the asset. Depreciation of special tooling is also based on the straight-line method unless a depreciation method other than the straight-line method better represents the consumption pattern. Gains and losses on the sale of property, plant and equipment are included in other income and expense. Plant and equipment under capital leases are initially recorded at the lower of the fair value of the leased property or the present value of minimum lease payments. These assets and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

Goodwill

The Company accounts for goodwill in accordance with the provisions of ASC 350 “Intangibles-Goodwill and Other”. Accordingly, goodwill is not amortized but tested for impairment annually in the fourth quarter or more frequently if events and circumstances indicate that goodwill may be impaired.

An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds the asset’s implied fair value. This determination is made at the business operating segment level, which is for the Company the reporting unit level in accordance with ASC 350. The Company may use the option to assess first qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is required to perform the first step of the two-step impairment test. The Company then determines the carrying value of each reporting unit by assigning the assets and liabilities, including the goodwill and intangible assets, to the reporting units. Furthermore, the Company determines the fair value of each reporting unit and compares it to the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company performs the second step of the impairment test. In the second step, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying amount of the reporting unit’s goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all of the assets (recognized and unrecognized) and liabilities of the reporting unit in a manner similar to acquisition accounting in a business combination. The residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. The Company generally determines the fair value of the reporting units based on discounted projected cash flows in the absence of other observable inputs such as quoted prices.

The determination of the fair value of the reporting unit requires us to make significant judgments and estimates including projections of future cash flows from the business. These estimates and required assumptions include estimated revenue and revenue growth rates, operating margins used to calculate projected future cash flows, estimated future capital expenditures, future economic and market conditions, determination of market comparables and the estimated weighted average cost of capital (“WACC”).

We base our estimates on assumptions we believe to be reasonable but any such estimates are unpredictable and inherently uncertain. Actual future results may differ from these estimates. In addition, we make judgments and assumptions in allocating assets and liabilities to each of our reporting segments.

Identified Intangible assets

Identified Intangible assets with definitive lives arising from acquisitions are amortized using the straight-line method over their estimated useful lives. Remaining useful lives are evaluated every year to determine whether events and circumstances warrant a revision to the remaining period of amortization. The Company considers renewal and extension options in determining the useful life. However, based on experience the Company concluded that these assets have no extension or renewal possibilities. In-process research and development (“IPR&D”) projects acquired as part of a business combination with no alternative use are capitalized and indefinitely lived until completion or abandonment of the associated R&D efforts in accordance with ASC 350 “Intangibles-Goodwill and Other”. Upon completion of each project, IPR&D assets are amortized over their estimated useful lives. During development, IPR&D assets are not amortized but tested annually for impairment. There are currently no intangible assets with indefinite lives. Patents, trademarks and other intangible assets acquired from third parties are capitalized at cost and amortized over their estimated remaining useful lives.

Certain costs relating to the development and purchase of software for internal use are capitalized and subsequently amortized over the estimated useful life of the software in conformity with ASC 350.

Impairment or disposal of identified intangible assets and tangible fixed assets

The Company accounts for intangible assets other than goodwill and tangible fixed assets in accordance with the provisions of ASC 360 “Property, Plant and Equipment”. Long-lived assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company determines the fair value based on discounted projected cash flows. The review for impairment is carried out at the level where discrete cash flows occur that are largely independent of other cash flows in the absence of other observable inputs such as quoted prices. Management must make significant judgments and apply a number of assumptions in estimating the future cash flows. The estimated cash flows are determined based on, among other things, our strategic plans, long-range forecasts, estimated growth rates and assumed profit margins. The evaluation of identified intangible assets and tangible fixed assets for impairment is carried out at a Corporate level as the majority of our assets are used jointly or managed at Corporate level. Assets held for sale are reported at the lower of the carrying amount or fair value less cost to sell.

Non-current assets held for sale and disposal groups

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. The asset (or disposal group) must be available for immediate sale in its present condition and the sale must be highly probable.

Non-current assets (or disposal groups) classified as held for sale are measured at the lower of the asset’s carrying amount and the fair value less costs to sell. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. Depreciation or amortization of an asset ceases when it is classified as held for sale, or included within a disposal group that is classified as held for sale.

Discontinued operations

A discontinued operation is a component of the Company that either has been disposed of, or that is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations that can be clearly distinguished from the rest of the Company in terms of operations and cash flows or (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Generally, a major line of business is a segment or business unit. Discontinued operations are carried at the lower of carrying amount or fair value less cost to sell. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. Results from discontinued operations until the date of disposal are presented separately as a single amount in the consolidated statements of operations together with any gain or loss from disposal. Results from discontinued operations are reclassified for all periods presented and reflected as income (loss) from discontinued operations, net of tax, within the consolidated statements of operations.

Research and development

Costs of research and development are expensed in the period in which they are incurred, except for in-process research and development assets acquired in business combinations, which are capitalized and, after completion, are amortized over their estimated useful lives.

Advertising

Advertising costs are expensed when incurred.

Guarantees

The Company complies with ASC 460 “Guarantees”. The Company recognizes, at the inception of a guarantee, a liability at the fair value of the obligation incurred, for guarantees within the scope of the recognition criteria. The Company determines the fair value based on either quoted prices for similar guarantees or discounted projected cash flows, whichever is available.

Debt Issuance Costs

Direct costs incurred to obtain financings are capitalized and subsequently amortized over the term of the debt using the effective interest rate method. Upon extinguishment of any related debt, any unamortized debt issuance costs are expensed immediately.

Earnings per share

Basic earnings per share attributable to stockholders is calculated by dividing net income or loss attributable to stockholders of the Company by the weighted average number of common shares outstanding during the period.

Diluted earnings per share attributable to stockholders is determined using the weighted-average number of common and potentially dilutive common shares outstanding during the period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising share-based awards, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of excess tax benefits that would be recorded in additional paid-in capital when the award becomes deductible are assumed to be used to repurchase shares.

Revenue recognition

The Company’s revenue is primarily derived from made-to-order sales to Original Equipment Manufacturers (“OEMs”) and similar customers. The Company’s revenue is also derived from sales to distributors.

The Company applies the guidance in SEC Staff Accounting Bulletin (SAB) Topic 13 ‘Revenue Recognition’ and recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or the service has been provided, the sales price is fixed or determinable, and collection is reasonably assured, based on the terms and conditions of the sales contract. For made-to-order sales, these criteria are met at the time the product is shipped and delivered to the customer and title and risk have passed to the customer. Acceptance of the product by the customer is generally not contractually required, since, for made-to-order customers, design approval occurs before manufacturing and subsequently delivery follows without further acceptance protocols. Payment terms used are those that are customary in the particular geographic market. When management has established that all aforementioned conditions for revenue recognition have been met and no further post-shipment obligations exist, revenue is recognized.

For sales to distributors, revenue is recognized upon sale to the distributor (sell-in accounting). The same recognition principles apply and similar terms and conditions as for sales to other customers are applied. However, for some distributors contractual arrangements are in place, which allow these distributors to return products if certain conditions are met. These conditions generally relate to the time period during which return is allowed and reflect customary conditions in the particular geographic market. Other return conditions relate to circumstances arising at the end of a product life cycle, when certain distributors are permitted to return products purchased during a pre-defined period after the Company has announced a product’s pending discontinuance. However, long notice periods associated with these announcements prevent significant amounts of product from being returned. Repurchase agreements with OEMs or distributors are not entered into by the Company.

For sales where return rights exist, the Company has determined, based on historical data, that only a very small percentage of the sales to this type of distributor is actually returned. In accordance with these historical data, a pro rata portion of the sales to these distributors is not recognized but deferred until the return period has lapsed or the other return conditions no longer apply.

Revenue is recorded net of sales taxes, customer discounts, rebates and other contingent discounts granted to distributors. Shipping and handling costs billed to customers are recognized as revenue. Expenses incurred for shipping and handling costs of internal movements of goods are recorded as cost of revenue. Shipping and handling costs related to revenue to third parties are reported as selling expenses within selling, general and administrative.

Revenues from the sale or licensing of the Company’s intellectual property are recognized when the significant contractual obligations have been fulfilled and the fundamental revenue recognition criteria of SAB Topic 13 are met. Royalty income is recognized upon the sale of products subject to royalties and is recognized based upon reports received from licensees during the period, unless collectability is not reasonably assured, in which case revenue is recognized when payment is received from the licensee. Government grants, other than those relating to purchases of assets, are recognized as income as qualified expenditures are made. Software revenue is recognized in accordance with ASC 985 “Software Revenue Recognition” when the 4 criteria of SAB Topic 13 are met.

Financial income and expense

Financial income comprises interest income on funds invested and the net gain on the disposal of other financial assets.

Financial expense comprises interest expense on borrowings, accretion of the discount on provisions and contingent consideration, losses on disposal of financial assets, impairment losses recognized on financial assets (other than trade receivables) and losses on hedging instruments recognized in the statement of operations.

Borrowing costs that are not directly attributable to the acquisition, construction or production of property, plant and equipment are recognized in the statement of operations using the effective interest method.

Foreign currency gains and losses, not related to accounts receivable, accounts payable and intercompany current accounts, are reported on a net basis as either financial income or financial expense in the statement of operations depending on whether foreign currency movements are in a net gain or net loss position. Foreign currency gains and losses on accounts receivable, accounts payable and intercompany current accounts that are not hedged in a net investment hedge are reported under cost of revenue in the statement of operations.

Income taxes

Income taxes are accounted for using the asset and liability method.

Current tax is the expected tax payable on the taxable income for the year, using the tax rates enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years. Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts. Measurement of deferred tax assets and liabilities is based upon the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date of the change. Deferred tax assets and liabilities are not discounted. Deferred tax liabilities for withholding taxes on dividends from subsidiaries are recognized in situations where the company does not consider the earnings permanently reinvested and to the extent that these withholding taxes are not expected to be refundable.

Deferred tax assets, including assets arising from loss carryforwards, are recognized, net of a valuation allowance, if it is more likely than not that the asset will be realized. The Company has significant deferred tax assets primarily related to net operating losses in the Netherlands, France, Germany, the USA and other countries. The realization of deferred tax assets is not assured and is dependent on the generation of sufficient taxable income in the future. We have exercised judgment in determining whether it is more likely than not that we will realize the benefit of these net operating losses and other deductible temporary differences, based upon estimates of future taxable income in the various jurisdictions and any feasible tax planning strategies.

The income tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authorities, based on the technical merits of the position. The income tax benefit recognized in the financial statements from such position is measured based on the largest benefit that is more than 50% likely to be realized upon settlement with a taxing authority that has full knowledge of all relevant information. The liability for unrecognized tax benefits and the related interest and penalties is recorded under accrued liabilities and other non-current liabilities in the balance sheet based on the timing of the expected payment. Penalties are recorded as income tax expense, whereas interest is reported as financial expense in the statement of operations.

Postretirement benefits

The Company accounts for the cost of pension plans and postretirement benefits other than pensions in accordance with ASC 715 “Compensation-Retirement Benefits”.

The Company’s employees participate in pension and other postretirement benefit plans in many countries. The costs of pension and other postretirement benefits and related assets and liabilities with respect to the Company’s employees participating in defined-benefit plans are based upon actuarial valuations. Some of the Company’s defined-benefit pension plans are funded with plan assets that have been segregated and restricted in a trust, foundation or insurance company to provide for the pension benefits to which the Company has committed itself.

The net pension liability or asset recognized in the balance sheet in respect of defined benefit pension plans is the present value of the projected defined-benefit obligation less the fair value of plan assets at the balance sheet date.

Most of the Company’s plans are unfunded and result in a pension provision or a net pension liability.

The projected defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. For the Company’s major plans, the discount rate is derived from market yields on high quality corporate bonds. Plans in countries without a deep corporate bond market use a discount rate based on the local government bond rates.

Pension costs in respect of defined-benefit pension plans primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets and net of employee contributions.

Actuarial gains and losses arise mainly from changes in actuarial assumptions and differences between actuarial assumptions and what has actually occurred. They are recognized in the statement of operations, over the expected average remaining service periods of the employees only to the extent that their net cumulative amount exceeds 10% of the greater of the present value of the obligation or of the fair value of plan assets at the end of the previous year (the corridor). Events which invoke a curtailment or a settlement of a benefit plan will be recognized in our statement of operations.

In calculating obligation and expense, the Company is required to select actuarial assumptions. These assumptions include discount rate, expected long-term rate of return on plan assets and rates of increase in compensation costs determined based on current market conditions, historical information and consultation with and input from our actuaries. Changes in the key assumptions can have a significant impact to the projected benefit obligations, funding requirements and periodic pension cost incurred. A sensitivity analysis is provided in Note 9, “Postretirement Benefit Plans”.

Unrecognized prior-service costs related to pension plans and postretirement benefits other than pensions are amortized to the statements of operations over the average remaining service period of the active employees.

Contributions to defined-contribution and multi-employer pension plans are recognized as an expense in the statements of operations as incurred.

In accordance with the requirements of ASC 715, if the projected benefit obligation exceeds the fair value of plan assets, we recognize in the consolidated balance sheet a liability that equals the excess. If the fair value of plan assets exceeds the projected benefit obligation, we recognize in the balance sheet an asset that equals the excess.

The Company determines the fair value of plan assets based on quoted prices or comparable prices for non-quoted assets. For a defined-benefit pension plan, the benefit obligation is the projected benefit obligation; for any other postretirement defined benefit plan it is the accumulated postretirement benefit obligation.

The Company recognizes as a component of other comprehensive income, net of taxes, the gains or losses and prior service costs that arise during the year but are not recognized as a component of net periodic benefit cost pursuant to ASC 715. Amounts recognized in accumulated other comprehensive income, including the gains or losses and the prior services costs are adjusted as they are subsequently recognized as components of net periodic benefit costs pursuant to the recognition provisions of ASC 715.

For all of the Company’s defined pension benefit plans, the measurement date is year-end.

Share-based compensation

NXP has share-based payment plans under which its employees receive options and other share-based awards. The plans provide for the granting of stock options, performance share units, restricted stock units and equity rights. All plans are accounted for in accordance with the provisions of ASC 718 “Compensation, Stock Compensation” at the estimated fair value of the equity instruments measured at the grant date. For grants issued up to August 2010, the Company used a binomial option-pricing model to determine the estimated fair value for options and determined the fair value of equity rights on the basis of the estimated fair value of the Company, using a discounted cash flow technique. For option grants issued since August 2010, the Company uses the Black-Scholes method and determined the fair value of equity awards with a market condition using a Monte Carlo simulation approach. NXP stock options are granted with an exercise price equal to 100% of the market value of a share of common stock on the date of grant, generally have ten-year contractual terms, and vest ratably over four years from date of grant. NXP has also granted performance share units and restricted stock units at no cost to the employee that vest, subject to the relevant performance and service conditions being met, ratably over a three year period. In addition, NXP has granted performance share units that vest based on a combination of a required service period and satisfaction of meeting a market condition. These awards vest over a one-year or three-year period from the date of grant if the market condition has been met at that time. If the market condition has not been met, the awards will lapse and any compensation cost previously recognized will not be reversed. The estimated fair value of equity instruments is recognized as compensation expense over the requisite service period on a straight-line basis taking into account estimated forfeitures. For all performance share units, including the awards subject to a market condition, the recognition of cost is based on graded vesting.

Accounting standards adopted in 2013

The following accounting pronouncements became effective in 2013 and were adopted by the Company

•	ASU No. 2013-02 “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”

On February 5, 2013, the FASB issued ASU 2013-02 which requires entities to disclose the following additional information about items reclassified out of accumulated other comprehensive income (AOCI):

•	Changes in AOCI balances by component (e.g., unrealized gains or losses on available-for-sale securities or foreign-currency items). Both before-tax and net-of-tax presentations of the information are acceptable as long as an entity presents the income tax benefit or expense attributed to each component of OCI and reclassification adjustments in either the financial statements or the notes to the financial statements.

•	Significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements.

The ASU did not change current U.S. GAAP requirements for condensed financial statement reporting of comprehensive income. However, public entities will need to include information about (1) changes in AOCI balances by component and (2) significant items reclassified out of AOCI in their interim reporting periods. The effective date for NXP was January 1, 2013. The amendments in the ASU should be applied prospectively. The ASU has an impact on the Company’s financial statements because of the additional disclosure requirements.

New standards to be adopted after 2013

•	ASU No. 2013-05 “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”

On March 4, 2013, the FASB issued ASU 2013-05, which indicates that the entire amount of a cumulative translation adjustment (CTA) related to an entity’s investment in a foreign entity should be released when there has been a:

•	Sale of a subsidiary or group of net assets within a foreign entity and the sale represents the substantially complete liquidation of the investment in the foreign entity.

•	Loss of a controlling financial interest in an investment in a foreign entity (i.e., the foreign entity is deconsolidated).

•	Step acquisition for a foreign entity (i.e., when an entity has changed from applying the equity method for an investment in a foreign entity to consolidating the foreign entity).

The ASU does not change the requirement to release a pro rata portion of the CTA of the foreign entity into earnings for a partial sale of an equity method investment in a foreign entity. The effective date for NXP is January 1, 2014. The ASU should be applied prospectively. The impact on the Company’s financial statements can be significant.

•	ASU No.2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.”

On July 18, 2013 the FASB issued ASU 2013-11 which provides guidance on financial statement presentation of an unrecognized tax benefit (UTB) when a net operating loss (NOL) carryforward, a similar tax loss, or a tax credit carryforward exists.

Under the ASU, an entity must present a UTB, or a portion of a UTB, in the financial statements as a reduction to a deferred tax asset (DTA) for an NOL carryforward, a similar tax loss, or a tax credit carryforward except when:

•	An NOL carryforward, a similar tax loss, or a tax credit carryforward is not available as of the reporting date under the governing tax law to settle taxes that would result from the disallowance of the tax position.

•	The entity does not intend to use the DTA for this purpose.

If either of these conditions exists, an entity should present a UTB in the financial statements as a liability and should not net the UTB with a DTA. New recurring disclosures are not required because the ASU does not affect the recognition or measurement of uncertain tax positions under ASC 740.

NXP will apply the ASU prospectively as from January 1, 2014. The ASU will have no significant impact on the Company’s financial statements.